Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Schedule of revenues by product line
2022 2021
$ $
Revenue from contracts with customers by product

line:
High purity metallurgical grade silicon & solar grade silicon from quartz
(PUREVAP™) 6,272,697 6,138,111
Aluminium and zinc dross recovery (DROSRITE™) 1,912,807 7,940,771
Development and support related to systems supplied to the

U.S. Navy
1,288,356 7,522,809
Torch

-related sales
5,558,210 2,084,511
Biogas upgrading and pollution controls 3,347,443 6,800,090
Other sales and services 633,990 582,058
19,013,503 31,068,350

Schedule of revenues by recognition method
2022 2021
$ $
Revenue from contracts with customers:
Sales of goods under long-term contracts recognized over

time
13,997,163 25,918,594
Sales of goods at a point of time 1,135,498 1,533,910
Other revenue:

Sale of intellectual properties (i) 3,600,000 3,300,000
Royalties 280,842 315,846
19,013,503 31,068,350